[EATON VANCE LOGO]

[GRAPHIC]

SEMIANNUAL REPORT FEBRUARY 28, 2002

[GRAPHIC]

EATON VANCE
WORLDWIDE
HEALTH
SCIENCES
FUND

[GRAPHIC]

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND as of February 28, 2002

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY]
Samuel D. Isaly
Portfolio Manger

INVESTMENT ENVIRONMENT

- The longest economic expansion in U.S. history ended in 2001, as the economy entered a recession for the first time in a decade. Economic weakness was exacerbated on a global level by the terrorist attacks on the U.S., which dealt a blow to already-damaged markets. However, the U.S. economy demonstrated its resilience in the fourth quarter, registering a 1.7% rise in GDP, suggesting a rebound may be under way. There are also signs of economic recovery in Asia and Europe, where markets have staged a rally in recent months.

THE FUND

     THE PAST SIX MONTHS

- During the six months ended February 28, 2002, the Fund's Class A shares had a total return of -3.36%. This return was the result of a decrease in net asset value (NAV) to $9.45 on February 28, 2002 from $10.28 on August 31, 2001, and the reinvestment of $0.450 per share in capital gains distributions.(1)

- The Fund's Class B shares had a total return of -3.74% during the same period, the result of a decrease in NAV to $10.25 from $11.15, and the reinvestment of $0.450 per share in capital gains distributions.(1)

- The Fund's Class C shares had a total return of -3.73% during the same period, the result of a decrease in NAV to $8.48 from $9.31, and the reinvestment of $0.450 per share in capital gains distributions.(1)

- The Fund's Class D shares had a total return of -3.73% during the same period, the result of a decrease in NAV to $9.01 from $9.86, and the reinvestment of $0.450 per share in capital gains distributions.(1)

     MANAGEMENT DISCUSSION

- Overall, it was a difficult macroeconomic environment in late 2001, but the Fund performed well against its competitors and benchmark indices. Our peer group, the Lipper Health/Biotechnology Fund Classification, had an average return of -6.86% for the six-month period ended February 28, 2002.(2) The Morgan Stanley Capital International Europe, Australasia and Far East Index
     (EAFE) had a return of -8.33% during the same period, while the S&P 500 Index had a return of -1.67%.(2) Health and biotech stocks were generally caught up in the "tech" correction, but the same fundamentals that drove advances in 2000 continued in 2001. In our opinion, these fundamentals are what could help health and biotech to outperform the market over the next decade, just as technology stocks did in the 1990s.

- We believe that the appointment of a new FDA commissioner should occur during the first half of 2002 and will invigorate the FDA. Also on a positive note, late in the year, a series of exciting mergers was announced in the biotechnology industry. In 2002, we expect such consolidation to continue. Finally, while 2001 was not strong for pharmaceutical company share price performance, these companies generally performed well on a fundamental basis. As a result, pharmaceutical companies currently appear inexpensive in comparison to market earnings multiples. We think this could provide a platform for strong share price performance in 2002. We believe that the long-term prospects for the sector remain undiminished.

- Our strategy of diversifying investments across geographical regions, industries, and market capitalizations gave us some flexibility to respond to market turbulence, though in the past six months, there were no real safe havens. We remain committed to the health sciences-driven sectors of the world's economies, which we believe will continue to offer compelling investment opportunities going forward.

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(3)                                                         CLASS A  CLASS B  CLASS C    CLASS D
-----------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------------------------------------------------------------------
One Year                                                               -5.39%    -6.10%  -6.15%      N.A.
Five Years                                                              19.74    18.95     N.A.      N.A.
Ten Years                                                               19.51     N.A.     N.A.      N.A.
Life of Fund+                                                           18.31    19.68    22.20     -5.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------------------------------------
One Year                                                               -10.82%  -10.59%   -7.04%     N.A.
Five Years                                                              18.34    18.74     N.A.      N.A.
Ten Years                                                               18.81     N.A.     N.A.      N.A.
Life of Fund+                                                           17.89    19.60    22.20     -9.58

+ Inception Dates - Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98; Class D: 3/2/01

Ten Largest Holdings(4) By total net assets
----------------------------------------------------------------------------
Novartis AG                                                           5.0%
Pfizer, Inc.                                                          4.9
Altana AG                                                             4.8
Pharmacia Corp.                                                       4.4
Immunex Corp.                                                         4.4
Lilly (Eli) & Co.                                                     4.4
Takeda Chemical Industries, Ltd.                                      4.1
American Home Products                                                4.0
Schering-Plough Corp.                                                 3.9
Genentech, Inc.                                                       3.9

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares.

(2)  It is not possible to invest directly in the Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.

(4) Ten largest equity holdings accounted for 43.8% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
------------------------------------------------------------------
Investment in Worldwide Health Sciences Portfolio,
   at value (identified cost, $1,959,825,231)       $2,030,495,351
Receivable for Fund shares sold                         16,378,319
Tax reclaim receivable                                     619,430
------------------------------------------------------------------
TOTAL ASSETS                                        $2,047,493,100
------------------------------------------------------------------
Liabilities
------------------------------------------------------------------
Payable for Fund shares redeemed                    $    4,597,759
Payable to affiliate for distribution and service
   fees                                                    310,666
Payable to affiliate for Trustees' fees                        172
Accrued expenses                                           620,259
------------------------------------------------------------------
TOTAL LIABILITIES                                   $    5,528,856
------------------------------------------------------------------
NET ASSETS                                          $2,041,964,244
------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------
Paid-in capital                                     $2,046,729,068
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)          (61,700,340)
Accumulated net investment loss                        (13,710,187)
Net unrealized depreciation                                (24,417)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)           70,670,120
------------------------------------------------------------------
TOTAL                                               $2,041,964,244
------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------
NET ASSETS                                          $  956,774,675
SHARES OUTSTANDING                                     101,278,288
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $         9.45
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.45)                 $        10.03
------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------
NET ASSETS                                          $  723,059,510
SHARES OUTSTANDING                                      70,535,344
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $        10.25
------------------------------------------------------------------
Class C Shares
------------------------------------------------------------------
NET ASSETS                                          $  352,124,821
SHARES OUTSTANDING                                      41,529,592
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $         8.48
------------------------------------------------------------------
Class D Shares
------------------------------------------------------------------
NET ASSETS                                          $   10,005,238
SHARES OUTSTANDING                                       1,110,923
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (NOTE 6)
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                         $         9.01
------------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
----------------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $80,223)                  $  3,625,404
Interest allocated from Portfolio                      1,297,078
Expenses allocated from Portfolio                     (9,338,217)
----------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                  $ (4,415,735)
----------------------------------------------------------------
Expenses
----------------------------------------------------------------
Management fee                                      $  2,078,585
Trustees' fees and expenses                                2,199
Distribution and service fees
   Class A                                             1,062,612
   Class B                                             3,313,269
   Class C                                             1,506,923
   Class D                                                31,270
Transfer and dividend disbursing agent fees              911,252
Registration fees                                        159,612
Printing and postage                                     152,792
Legal and accounting services                             23,118
Custodian fee                                              3,420
Amortization of organization expenses                      2,210
Miscellaneous                                             47,190
----------------------------------------------------------------
TOTAL EXPENSES                                      $  9,294,452
----------------------------------------------------------------

NET INVESTMENT LOSS                                 $(13,710,187)
----------------------------------------------------------------
Realized and Unrealized Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) from Portfolio --
   Investment transactions (identified cost basis)  $(49,947,099)
   Foreign currency transactions                        (780,590)
----------------------------------------------------------------
NET REALIZED LOSS                                   $(50,727,689)
----------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   --
   Investments from Portfolio (identified cost
      basis)                                        $(16,449,602)
   Foreign currency                                       (8,988)
----------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                      $(16,458,590)
----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                    $(67,186,279)
----------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $(80,896,466)
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS ENDED
INCREASE (DECREASE)                                 FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                                       (UNAUDITED)        AUGUST 31, 2001
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $     (13,710,187) $   (17,040,795)
   Net realized gain (loss)                               (50,727,689)      81,992,777
   Net change in unrealized
      appreciation (depreciation)                         (16,458,590)    (242,578,186)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $     (80,896,466) $  (177,626,204)
--------------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                                       $     (34,749,663) $   (19,587,268)
      Class B                                             (25,206,326)     (24,916,048)
      Class C                                             (12,982,667)      (9,711,146)
      Class D                                                (181,155)              --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 $     (73,119,811) $   (54,214,462)
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                       $     338,610,786  $   607,728,063
      Class B                                             173,595,890      360,187,733
      Class C                                             124,861,411      212,414,257
      Class D                                               7,000,019        3,949,884
   Net asset value of shares issued to
      shareholders in payment of distributions
      declared
      Class A                                              32,354,171       18,279,871
      Class B                                              23,411,402       23,108,555
      Class C                                              12,225,123        9,118,115
      Class D                                                 172,963               --
   Cost of shares redeemed
      Class A                                            (125,631,733)    (164,475,272)
      Class B                                             (41,500,102)     (74,652,751)
      Class C                                             (24,276,080)     (47,312,891)
      Class D                                                (453,011)         (52,470)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                               $     520,370,839  $   948,293,094
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $     366,354,562  $   716,452,428
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                              $   1,675,609,682  $   959,157,254
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $   2,041,964,244  $ 1,675,609,682
--------------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $     (13,710,187) $            --
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)          2000(1)(2)            1999(1)(2)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.280          $ 12.330           $  6.160              $ 4.180
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.054)         $ (0.094)          $ (0.114)             $(0.061)
Net realized and unrealized
   gain (loss)                          (0.326)           (1.447)             6.758                2.265
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.380)         $ (1.541)          $  6.644              $ 2.204
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.450)         $ (0.509)          $ (0.474)             $(0.224)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.450)         $ (0.509)          $ (0.474)             $(0.224)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.450          $ 10.280           $ 12.330              $ 6.160
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.36)%          (13.08)%           116.52%               53.28%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $956,775          $783,176           $418,904              $89,214
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        1.66%(5)          1.71%              1.79%                1.69%
   Net expenses after
      custodian fee
      reduction(4)                        1.64%(5)          1.69%              1.74%                1.63%
   Interest expense(4)                      --                --                 --                 0.01%
   Net investment loss                   (1.10)%(5)        (0.89)%            (1.29)%              (1.11)%
Portfolio Turnover of the
   Portfolio                                11%               24%                31%                  41%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)
   Expenses after custodian
      fee reduction(4)
   Net investment loss
Net investment loss per share
--------------------------------------------------------------------------------------------------------------

                                         CLASS A
                                --------------------------
                                  YEAR ENDED AUGUST 31,
                                --------------------------
                                  1998(2)        1997(2)
------------------------------
Net asset value -- Beginning
   of period                      $ 4.980        $ 4.510
------------------------------
Income (loss) from operations
------------------------------
Net investment loss               $(0.070)       $(0.044)
Net realized and unrealized
   gain (loss)                     (0.730)         0.612
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.800)       $ 0.568
------------------------------
Less distributions
------------------------------
From net realized gain            $    --        $(0.098)
------------------------------
TOTAL DISTRIBUTIONS               $    --        $(0.098)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 4.180        $ 4.980
------------------------------
TOTAL RETURN(3)                    (15.94)%        17.67%
------------------------------
Ratios/Supplemental Data+
------------------------------
Net assets, end of period
   (000's omitted)                $66,831        $88,349
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                   1.83%          2.07%
   Net expenses after
      custodian fee
      reduction(4)                   1.69%          2.00%
   Interest expense(4)                 --             --
   Net investment loss              (1.21)%        (1.60)%
Portfolio Turnover of the
   Portfolio                           34%            14%
------------------------------
+  The operating expenses of t
   an allocation of expenses t
   ratios and net investment l
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                      2.29%
   Expenses after custodian
      fee reduction(4)                              2.22%
   Net investment loss                             (1.82)%
Net investment loss per share                    $(0.050)
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 3-for-1 stock split which was effective on November 10, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS B
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)          2000(1)(2)            1999(1)(2)          1998(2)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.150          $ 13.670           $  7.060              $  4.880           $ 5.840
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.098)         $ (0.190)          $ (0.198)             $ (0.107)          $(0.102)
Net realized and unrealized
   gain (loss)                          (0.352)           (1.589)             7.520                 2.623            (0.858)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.450)         $ (1.779)          $  7.322              $  2.516           $(0.960)
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.450)         $ (0.741)          $ (0.712)             $ (0.336)          $    --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.450)         $ (0.741)          $ (0.712)             $ (0.336)          $    --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.250          $ 11.150           $ 13.670              $  7.060           $ 4.880
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.74)%          (13.75)%           114.93%                52.29%           (16.44)%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $723,060          $621,963           $411,280              $107,923           $75,111
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.40%(5)          2.45%              2.54%                 2.29%             2.43%
   Net expenses after
      custodian fee
      reduction(4)                        2.38%(5)          2.43%              2.49%                 2.23%             2.29%
   Interest expense(4)                      --                --                 --                  0.01%               --
   Net investment loss                   (1.84)%(5)        (1.64)%            (2.03)%               (1.70)%           (1.80)%
Portfolio Turnover of the
   Portfolio                                11%               24%                31%                   41%               34%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 2-for-1 stock split which was effective on November 10, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS C
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(1)          2000(1)(2)            1999(1)(2)            1998(2)(3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.310          $ 11.530           $  6.070              $ 4.230               $ 5.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $ (0.081)         $ (0.158)          $ (0.182)             $(0.100)              $(0.038)
Net realized and unrealized
   gain (loss)                          (0.299)           (1.321)             6.354                2.276                (0.732)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.380)         $ (1.479)          $  6.172              $ 2.176               $(0.770)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain                $ (0.450)         $ (0.741)          $ (0.712)             $(0.336)              $    --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.450)         $ (0.741)          $ (0.712)             $(0.336)              $    --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.480          $  9.310           $ 11.530              $ 6.070               $ 4.230
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          (3.73)%          (13.70)%           114.90%               52.16%               (15.40)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $352,125          $266,628           $128,973              $ 7,778               $ 1,905
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                        2.40%(6)          2.46%              2.53%                2.44%                 2.67%(6)
   Net expenses after
      custodian fee
      reduction(5)                        2.38%(6)          2.44%              2.48%                2.38%                 2.53%(6)
   Interest expense(5)                      --                --                 --                 0.01%                   --
   Net investment loss                   (1.84)%(6)        (1.64)%            (2.02)%              (1.82)%               (1.84)%(6)
Portfolio Turnover of the
   Portfolio                                11%               24%                31%                  41%                   34%
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Certain prior year per share data have been restated to reflect a 2-for-1 stock split which was effective on November 10, 2000.
 (3) For the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's share of the Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS D
                                  --------------------------------------------------
                                  SIX MONTHS ENDED
                                  FEBRUARY 28, 2002    PERIOD ENDED
                                  (UNAUDITED)(1)       AUGUST 31, 2001(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.860                    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                    $(0.086)                   $(0.088)
Net realized and unrealized
   loss                                 (0.314)                    (0.052)
------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS             $(0.400)                   $(0.140)
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net realized gain                 $(0.450)                   $    --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.450)                   $    --
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.010                    $ 9.860
------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.73)%                    (1.40)%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $10,005                    $ 3,842
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                        2.41%(5)                   2.48%(5)
   Net expenses after
      custodian fee
      reduction(4)                        2.39%(5)                   2.46%(5)
   Net investment loss                   (1.84)%(5)                 (1.77)%(5)
Portfolio Turnover of the
   Portfolio                                11%                        24%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class D shares, March 2, 2001, to August 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.5% at February 28, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years and are fully amortized at February 28, 2002.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. For the six months ended February 28, 2002, $10,833 credit balances were used to reduce the Fund's custodian fee.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carry forwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the first $500 million in average daily net assets of the Fund, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2002, the fee was equivalent to 0.23% (annualized) of the Fund's average daily net assets and amounted to $2,078,585. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $648,704 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended
   February 28, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                            34,455,095          56,392,839
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      3,684,986           1,534,425
    Redemptions                                     (13,048,374)        (15,702,207)
    -------------------------------------------------------------------------------
    NET INCREASE                                     25,091,707          42,225,057
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                            16,254,556          30,455,915
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      2,448,893           1,773,226
    Redemptions                                      (3,940,720)         (6,557,016)
    -------------------------------------------------------------------------------
    NET INCREASE                                     14,762,729          25,672,125
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS C                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                            14,126,708          21,622,074
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      1,545,528             838,035
    Redemptions                                      (2,780,884)         (5,010,601)
    -------------------------------------------------------------------------------
    NET INCREASE                                     12,891,352          17,449,508
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS D                                   (UNAUDITED)        AUGUST 31, 2001(1)
    --------------------------------------------------------------------------------
    Sales                                               748,627             394,900
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         20,566                  --
    Redemptions                                         (47,998)             (5,172)
    --------------------------------------------------------------------------------
    NET INCREASE                                        721,195             389,728
    --------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class D shares, March 2, 2001, to August 31, 2001.

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 28, 2002 the Fund received $19,917 in redemption fees on Class A shares.

5 Distribution Plans
-------------------------------------------
   Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to investment dealers for providing personal services to shareholders. For the six months ended February 28, 2002, the Class A shares paid or accrued $1,062,612 payable to

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   EVD. The Plans require the Class B, Class C and Class D shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25% and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,485,277, $1,130,511 and $23,490 for Class B, Class C and Class D shares, respectively, payable to EVD for the six months ended February 28, 2002, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At
   February 28, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $29,742,000, $25,801,000 and $511,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Class B, Class C, and Class D shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B, Class C and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2002 amounted to $827,992, $376,412 and $7,780 for Class B, Class C and
   Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A share purchases of $1 million or more are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see
   Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 2002, the Fund was informed that EVD received approximately $2,079,000, $97,000 and $21,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 2002 aggregated $637,640,878 and $205,162,382, respectively.

8 Stock Split
-------------------------------------------
   On October 16, 2000, the Trustees of the Fund approved a 3-for-1 stock split for Class A shares and a 2-for-1 stock split for Class B and Class C shares, effective November 10, 2000.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND OPTIONS -- 94.41%

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Major Capitalization - Europe -- 16.34%
----------------------------------------------------------------------------------------
Altana AG                                     2,000,000    $  101,016,244         4.85%
Novartis AG                                   2,750,000       104,613,419         5.02%
Sanofi-Synthelabo SA                            900,000        59,170,122         2.84%
Serono SA                                       100,000        75,671,230         3.63%
----------------------------------------------------------------------------------------
                                                           $  340,471,015        16.34%
----------------------------------------------------------------------------------------
Major Capitalization - Far East -- 8.88%
----------------------------------------------------------------------------------------
Eisai Co., Ltd.                               1,100,000    $   26,438,755         1.27%
Fujisawa Pharmaceutical Co., Ltd.             3,500,000        73,411,958         3.52%
Takeda Chemical Industries, Ltd.              2,100,000        85,116,071         4.09%
----------------------------------------------------------------------------------------
                                                           $  184,966,784         8.88%
----------------------------------------------------------------------------------------
Major Capitalization - North America -- 43.04%
----------------------------------------------------------------------------------------
Abbott Laboratories                           1,000,000    $   56,550,000         2.71%
American Home Products Corp.                  1,300,000        82,615,000         3.97%
Amgen, Inc.(1)                                  500,000        28,990,000         1.39%
Forest Laboratories, Inc.(1)                    500,000        39,760,000         1.91%
Genentech, Inc.(1)                            1,700,000        80,240,000         3.85%
Genzyme Corp.(1)                              1,800,000        79,884,000         3.83%
Gilead Sciences, Inc.(1)                      1,000,000        70,460,000         3.38%
Immunex Corp.(1)                              3,200,000        91,968,000         4.41%
Lilly (Eli) & Co.                             1,200,000        90,876,000         4.36%
Pfizer, Inc.                                  2,500,000       102,400,000         4.91%
Pharmacia Corp.                               2,250,000        92,362,500         4.43%
Schering-Plough Corp.                         2,350,000        81,051,500         3.89%
----------------------------------------------------------------------------------------
                                                           $  897,157,000        43.04%
----------------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 2.12%
----------------------------------------------------------------------------------------
Actelion Ltd.(1)                                580,000    $   26,238,176         1.26%
Berna Biotech AG(1)                              36,000        17,554,785         0.84%
Lion Bioscience AG(1)                            40,621           487,452         0.02%
----------------------------------------------------------------------------------------
                                                           $   44,280,413         2.12%
----------------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 6.40%
----------------------------------------------------------------------------------------
Banyu Pharmaceutical Co., Ltd.                1,750,000    $   22,990,222         1.10%
Chugai Pharmaceuticals, Co., Ltd.             3,000,000        31,036,799         1.49%
Kyorin Pharmaceutical Co., Ltd.               1,500,000        37,844,294         1.82%
                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------

Specialty Capitalization - Far East (continued)
----------------------------------------------------------------------------------------
Tanabe Seiyaku Co., Ltd.                      5,000,000    $   41,389,863         1.99%
----------------------------------------------------------------------------------------
                                                           $  133,261,178         6.40%
----------------------------------------------------------------------------------------
Specialty Capitalization - North America -- 17.63%
----------------------------------------------------------------------------------------
Abgenix, Inc.(1)                              1,600,000    $   28,880,000         1.39%
Adolor, Inc.(1)                                 318,954         4,088,990         0.20%
Adolor, Inc.(1)                                 380,000         4,871,600         0.23%
Affymetrix, Inc.(1)                           1,854,000        45,608,400         2.19%
Alexion Pharmaceuticals, Inc.(1)                800,000        17,128,000         0.82%
ArQule, Inc.(1)                                 630,000         7,812,000         0.38%
Bio-Technology General Corp.(1)               1,750,000         9,275,000         0.45%
Caliper Technologies Corp.(1)                   998,100        10,949,158         0.53%
Enzon, Inc.(1)                                1,200,000        52,680,000         2.53%
Given Imaging Warrants(1)(2)(3)                   1,283             6,062         0.00%
Immunomedics, Inc.(1)                            26,500           440,165         0.02%
Incyte Genomics, Inc.(1)                      2,500,000        27,475,000         1.32%
Molecular Devices Corp.(1)                    1,450,000        30,928,500         1.48%
Orapharma, Inc.(1)                            1,000,000         4,149,000         0.20%
Orchid BioSciences, Inc.(1)(2)(3)               807,749         2,074,249         0.10%
Orchid BioSciences, Inc.
Options(1)(2)(3)                                  2,898                 0         0.00%
Orchid BioSciences, Inc.
Warrants(1)(2)(3)                               100,000           134,300         0.01%
Pharmacopeia, Inc.(1)                         1,200,000        14,820,000         0.71%
SangStat Medical Corp.(1)                     1,500,000        31,650,000         1.52%
Sepracor, Inc.(1)                             1,500,000        64,530,000         3.10%
Tularik, Inc.(1)                                525,000         9,450,000         0.45%
----------------------------------------------------------------------------------------
                                                           $  366,950,474        17.63%
----------------------------------------------------------------------------------------
Total Common Stocks, Warrants and Options
   (identified cost $1,902,568,775)                        $1,967,086,864
----------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.61%

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Specialty Capitalization - North America -- 0.61%
----------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(1)(2)(3)           400,000    $    3,000,000         0.14%
Given Imaging Ltd.(1)(2)(3)                     541,725         6,164,288         0.30%
Memory Pharmaceutical,
Series C(1)(2)(3)                               400,000         1,000,000         0.05%

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                                           PERCENTAGE OF
SECURITY                                  SHARES           VALUE           NET ASSETS
----------------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
----------------------------------------------------------------------------------------
Physiome Science Inc., Series E(1)(2)(3)        521,920    $    2,499,997         0.12%
----------------------------------------------------------------------------------------
                                                           $   12,664,285         0.61%
----------------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $8,398,750)                            $   12,664,285
----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.89%

                                          PRINCIPAL
                                          AMOUNT                           PERCENTAGE OF
SECURITY                                  (000'S OMITTED)  VALUE           NET ASSETS
----------------------------------------------------------------------------------------
Barton Capital Corp., 1.82%, 3/14/02       $     35,955    $   35,931,370         1.72%
BellSouth Corp., 1.74%, 3/1/02                   30,000        30,000,000         1.44%
General Electric Capital Corp.,
1.88%, 3/1/02                                    69,292        69,292,000         3.33%
Marsh & McLennan Co., Inc.,
1.80%, 3/11/02                                   50,000        49,975,000         2.40%
----------------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $185,198,370)                       $  185,198,370
----------------------------------------------------------------------------------------
Total Investments
   (identified cost $2,096,165,895)                        $2,164,949,519       103.91%
----------------------------------------------------------------------------------------
Other Assets, Less Liabilities                             $  (81,490,083)       (3.91)%
----------------------------------------------------------------------------------------
Net Assets                                                 $2,083,459,436       100.00%
----------------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $2,096,165,895)      $2,164,949,519
Cash                                               4,240
Interest and dividends receivable                934,332
Prepaid expenses                                   8,969
--------------------------------------------------------
TOTAL ASSETS                              $2,165,897,060
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   82,400,802
Payable to affiliate for Trustees' fees            1,287
Accrued expenses                                  35,535
--------------------------------------------------------
TOTAL LIABILITIES                         $   82,437,624
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,083,459,436
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,014,675,812
Net unrealized appreciation (computed on
   the basis of identified cost)              68,783,624
--------------------------------------------------------
TOTAL                                     $2,083,459,436
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $81,899)                               $  3,738,346
Interest                                     1,326,149
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  5,064,495
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  7,392,325
Administration fee                           2,113,765
Trustees' fees and expenses                     17,580
Custodian fee                                  210,587
Legal and accounting services                    7,296
Amortization of organization expenses            1,013
Miscellaneous                                   10,385
------------------------------------------------------
TOTAL EXPENSES                            $  9,752,951
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    201,916
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    201,916
------------------------------------------------------

NET EXPENSES                              $  9,551,035
------------------------------------------------------

NET INVESTMENT LOSS                       $ (4,486,540)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(51,032,591)
   Foreign currency transactions              (797,783)
------------------------------------------------------
NET REALIZED LOSS                         $(51,830,374)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(17,798,791)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(17,798,791)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(69,629,165)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(74,115,705)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2002  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (4,486,540) $    (3,584,013)
   Net realized gain (loss)                     (51,830,374)      83,231,454
   Net change in unrealized
      appreciation (depreciation)               (17,798,791)    (247,777,740)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (74,115,705) $  (168,130,299)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     662,911,430  $ 1,228,631,214
   Withdrawals                                 (210,986,375)    (317,562,598)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     451,925,055  $   911,068,616
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     377,809,350  $   742,938,317
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $   1,705,650,086  $   962,711,769
----------------------------------------------------------------------------
AT END OF PERIOD                          $   2,083,459,436  $ 1,705,650,086
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------------
                                  (UNAUDITED)             2001          2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                                1.04%(1)          1.05%        1.09%        0.95%        1.06%        1.25%
   Expenses after custodian
      fee reduction                        1.02%(1)          1.03%        1.05%        0.90%        0.92%        1.18%
   Interest expense                          --                --           --         0.01%          --           --
   Net investment loss                    (0.48)%(1)        (0.27)%      (0.64)%      (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                           11%               24%          31%          41%          34%          14%
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                           (3.06)%              --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $2,083,459        $1,705,650     $962,712     $205,081     $144,662     $152,717
----------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years and are fully amortized at February 28, 2002.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first
   $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2002, the fee was equivalent to 0.79% (annualized) of the Portfolio's average daily net assets and amounted to $7,392,325.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the six months ended February 28, 2002, the administration fee was 0.23% (annualized) of average net assets and amounted to $2,113,765.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $645,674,514 and $202,178,043, respectively, for the six months ended February 28, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,096,165,895
    --------------------------------------------------------
    Gross unrealized appreciation             $  264,515,464
    Gross unrealized depreciation               (195,731,840)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   68,783,624
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

7 Restricted Securities
-------------------------------------------
   At February 28, 2002, the Portfolio owned the following securities (representing 0.71% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST         FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Given Imaging Warrants                        8/30/01        1,283  $         0  $     6,062
    Orchid BioSciences, Inc.                     12/20/99      807,749    4,057,412    2,074,299
    Orchid BioSciences,
     Inc. Options                                 7/24/01        2,898            0            0
    Orchid BioSciences, Inc., Warrants            5/24/99      100,000            0      134,300
    --------------------------------------------------------------------------------------------
                                                                        $ 4,057,412  $ 2,214,661
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                  5/05/00      400,000  $ 3,000,000  $ 3,000,000
    Given Imaging Ltd.                            9/15/00      541,725    1,898,750    6,164,288
    Memory Pharmaceutical, Series C               6/21/00      400,000    1,000,000    1,000,000
    Physiome Science Inc., Series E               5/16/00      521,920    2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $ 8,398,750  $12,664,285
    --------------------------------------------------------------------------------------------
                                                                        $12,456,162  $14,878,946
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2002, there were no outstanding obligations under these financial instruments.

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Gregory L. Coleman
Vice President

Thomas E. Faust, Jr.
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Proffessor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPONSOR AND MANAGER OF EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AND ADMINISTRATOR OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISER OF WORLDWIDE HEALTH SCIENCES PORTFOLIO
ORBIMED ADVISORS, INC.
767 3rd Avenue
New York, NY 10017

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

426-4/02                                                                   HSSRC